Contents of Significant Accounts - Summary of Consideration Received and Gain Recognized (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Consideration Received And Loss Recognized From Transaction [Line Items]
Add: Non-controlling interests	$ 223,181	$ 8,045	$ 113,356	$ 410,065	$ 466,768
NEXPOWER TECHNOLOGY CORP. (NEXPOWER) [member]
Consideration Received And Loss Recognized From Transaction [Line Items]
Cash received	722,559
Less: Net assets of the deconsolidation	(776,410)
Add: Non-controlling interests	51,565
Other comprehensive income from equity reclassified to profit or loss due to derecognition	4,061
Gain on deconsolidation (Note A)	$ 1,775